SCHEDULE OF ESTIMATED GRANT DATE FAIR VALUE OF PSU (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Jul. 08, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value of Common Stock		$ 100.00
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value of Common Stock	$ 116.2
Selected Volatility	60.00%
Risk-free interest rate	3.42%
Contractual terms (years)	3 years